UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Holding Management LLC
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number: 28-11381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York            February 10, 2006

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

          28-2826                    Marcus Schloss & Co., Inc.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:   19

Form 13F Information Table Value Total:   $172,063


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

      03      28-2826                     Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Abgenix Corp                            Com       00339B107   6,176     287,400  Sh        Defined      02,03    287,400    0    0
Anteon International Corp               Com       03674E108   8,071     148,500  Sh        Defined      02,03    148,500    0    0
Chiron Corp                             Com       170040109  16,970     381,853  Sh        Defined      02,03    381,853    0    0
Cinergy Corp                            Com       172474108   3,210      75,600  Sh        Defined      02,03     75,600    0    0
Comcast Corp New                     Cl A Spl     20030N200   6,281     244,488  Sh        Defined      02,03    244,488    0    0
Enzon Pharmaceuticals Inc               Com       293904108   7,273     982,893  Sh        Defined      02,03    982,893    0    0
Guidant Corp                            Com       401698105  22,177     342,500  Sh        Defined      02,03    342,500    0    0
Inamed Corp                             Com       453235103   4,156      47,400  Sh        Defined      02,03     47,400    0    0
Ivax Corp                               Com       465823102  19,929     636,100  Sh        Defined      02,03    636,100    0    0
Jefferson Pilot Corp                    Com       475070108   8,101     142,300  Sh        Defined      02,03    142,300    0    0
La Quinta Corp                       Paired CTF   50419U202   5,393     484,100  Sh        Defined      02,03    484,100    0    0
MBNA Corp                               Com       55262L100  18,055     665,000  Sh        Defined      02,03    665,000    0    0
Nextel Partners Inc                    Cl A       65333F107   4,996     178,800  Sh        Defined      02,03    178,800    0    0
Placer Dome Inc                         Com       725906101   1,135      49,500  Sh        Defined      02,03     49,500    0    0
Reebok International Ltd                Com       758110100  15,815     271,600  Sh        Defined      02,03    271,600    0    0
Scientific Atlanta Inc                  Com       808655104   2,266      52,600  Sh        Defined      02,03     52,600    0    0
Sears Holdings Corp                     Com       812350106   2,195      19,000  Sh        Defined      02,03     19,000    0    0
Siebel Systems Inc                      Com       826170102   3,252     307,700  Sh        Defined      02,03    307,700    0    0
Vintage Petroleum Inc                   Com       927460105  16,612     311,500  Sh        Defined      02,03    311,500    0    0